N-4	Mar. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Mar. 31, 2025
Amendment Flag	false
Nationwide Destination All American Gold (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination All American Gold (2.0) | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Nationwide Destination Navigator NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination Navigator NY (2.0) | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Nationwide Destination Navigator (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination Navigator (2.0) | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

The Best of America IV | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination B NY (2.0) | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Nationwide Destination Future
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination Future | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Nationwide Destination B (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract. Effective March 31, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II

Nationwide Destination B (2.0) | VictoryVariableInsuranceFundsIIVictoryPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II